LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
LOSS PER SHARE

9.	LOSS PER SHARE

Net loss per share is provided in accordance with FASB ASC 260-10, “Earnings per share”. Basic net loss per common share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding, assuming all dilutive potential common shares were issued, unless doing so is anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024

Net loss for the year	$(633,441)	$(20,894)

Weighted average number of common shares outstanding, basic and diluted	151,096,262	151,096,262

Basic and diluted loss per common share	$(0.00)	$(0.00)